Accounting Policies	6 Months Ended
Jun. 30, 2025
Accountings Policies Abstract
Accounting Policies
2.	Accounting policies

2.1	Basis of preparation

Applied IFRS

The unaudited interim condensed consolidated financial statements of ADSE for the six months ended June 30, 2025, have been prepared in accordance with IAS 34 - Interim Financial Reporting. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the Company’s last annual financial statements as at and for the years ended December 31, 2024 (“last annual financial statements”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in ADSE’s financial position and performance since the last annual financial statements.

ADSE’s interim financial statements have been prepared on a going concern basis. The reporting period is the six months ended June 30, 2025 and six months ended June 30, 2024. The interim financial statements are presented in Euro, which is the functional currency of ADSE. All amounts have been rounded to the nearest thousand, unless otherwise indicated. In some cases, rounding could mean that values in this report do not add up to the exact sum given or percentages do not equal the values presented.

2.2	Material uncertainty regarding the ability to continue as a going concern

Management assessed the Company’s ability to continue as a going concern and evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern using all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements. Historically, the Company has funded its operations primarily through capital raises and with loans from shareholders. Since the inception the Company has incurred recurring losses and negative cash flows from operations including net losses of kEUR 14,766 for the first half of financial year 2025, kEUR 97,958 for the financial year 2024 and kEUR 55,081 for the financial year 2023.

The Company has improved the cash flow from operating activities from kEUR -20,659 for the financial year 2023 to kEUR -16,285 for the financial year 2024. In the first half of 2025, the cash flow from operating activities amounted to kEUR -30,196. This was caused by weak revenues and significant payments of trade payables. For the future, the Company aims to improve its cash flow and operating result. To support this development the Company plans to intensify sales efforts across Europe and the US and reduce working capital. In addition, the Company will continue to invest in the development, redesign and cost optimization programs of current and new products as well as further productivity increases in operations and expand its business model into a full-service provider model, enabling multi-revenue streams including ultra-fast charging, energy trading and advertising.

Management of the Company agreed to issue (i) senior secured convertible notes in the aggregate original principal amount of kUSD 53,763 and (ii) warrants to purchase up to an aggregate of 1,116,072 ordinary shares, nominal value of $0.0001 per share. Following the agreements, the Company will receive up to an amount of kUSD 50,000 in gross proceeds, to be provided in two installments. The Company has received the first installment of kUSD 15,000 - net of fees and expenses an amount of kUSD 12,719 - on May 1, 2025 and the second installment of kUSD 20,000 on July 1, 2025. The remaining kUSD 15,000 will become available upon the Company’s achievement of agreed-upon milestones.

As of June 30, 2025, the Company had outstanding shareholder loans in a nominal amount of kUSD 7,400 (see note 4.2.6). The shareholders except for one have agreed to make any undrawn and repaid amounts available as a credit line until August 31, 2026. One tranche in a nominal amount of kUSD 3,000 remains due on August 31, 2025. Therefore, the Company currently has an open credit line in an amount of kUSD 25,577 until August 31, 2026.

For future growth and expansion in other geographical areas such as the U.S. management targets to raise additional equity and debt if required. The Management and its advisers are constantly monitoring the relevant equity and debt capital markets which are important to the company.

There can be no assurance that the Company will be successful in achieving its operational and strategic plans, that any additional financing will be available in a timely manner or on acceptable terms.

The Company’s management deems a successful business development and an improvement of cash flow generation and operating result to be very likely. In addition, the financial resources have significantly improved compared to the previous year as a result of the recent issue of convertible notes and the extended credit line. Nevertheless, based on its recurring losses from operations since inception, the Company has concluded that there is still substantial doubt about its ability to continue as a going concern as cash flows generated by its operating activities may deviate significantly from the company’s forecast and securing additional financing is uncertain. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

2.3	New accounting standards and interpretations

ADSE applied all the effective standards and interpretations issued by the IASB and the IFRS IC for preparation of the consolidated financial statements if their application was required for annual periods beginning on or after January 01, 2025. However, none of the new accounting standards impacts ADSE as they are either not relevant to ADSE’s activities or did not require accounting which is inconsistent with ADSE’s current accounting policies.

New accounting standards and amendments to standards or interpretations effective as of January 01, 2025:

Standard	Name	Effective date
IAS 21	Amendments to IAS 21: Lack of exchangeability	Jan. 01, 2025

The standards and amendments to standards and interpretations below have been published by the IASB but are not mandatorily effective for annual periods beginning on or after January 01, 2025 and therefore have not been early adopted in these consolidated financial statements by ADSE.

Standard	Name	Effective date
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Classification and measurement of financial instruments	Jan. 01, 2026
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Contracts referencing nature-dependent electricity	Jan. 01, 2026
IFRS 18	Presentation and Disclosure in Financial Statements	Jan. 01, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	Jan. 01, 2027

On April 09, 2024, the IASB published IFRS 18 – Presentation and Disclosure in Financial Statements which is effective for periods beginning on or after January 01, 2027. ADSE is currently analyzing the impact expected from the initial application of IFRS 18. Other accounting standards issued by the IASB that are not yet applied or that become effective in the future are not expected to have a material impact on the consolidated financial statements.